LIABILITY TO ISSUE COMMON STOCK (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of common stock issued	300,000	52,500,000
Number of common stock issued, value	$ 10,200	$ 435,250	$ 116,000
Stock issued price per share	$ 0.034	$ 0.034
Gain on cancellation of liability to issue common shares	$ 41,250	$ 41,250
Consultant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Cancelled shares	375,000
Cancelled value	$ 46,306